INTEREST-BEARING LOANS AND BORROWINGS (Narrative) (Details)		1 Months Ended						3 Months Ended	12 Months Ended
	Dec. 10, 2021 USD ($)	Jan. 31, 2024 USD ($)	Apr. 27, 2023 USD ($)	Feb. 28, 2023 USD ($) $ / shares shares	May 31, 2022 USD ($)	May 22, 2022 USD ($)	Jan. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Apr. 30, 2024 USD ($)
Disclosure of fair value measurement of liabilities [line items]
Shares consideration									$ 7,391,000	$ 0	$ 25,336,000
Equity investment									6,709,000	$ 6,709,000
Waveform Technologies Inc. [Member]
Disclosure of fair value measurement of liabilities [line items]
Contingent liabilities								$ 1,800,000
Amendment and Restatement of Term Loan [Member]
Disclosure of fair value measurement of liabilities [line items]
Funding amount		$ 22,000,000										$ 6,500,000
Amount available for development of the CGM		9,500,000
Additional liquidity recognized		6,500,000
Amount used to acquire the CGM assets		12,500,000
Non-cash fair value gain (loss)								$ 3,600,000	$ 2,100,000
American depositary share [Member]
Disclosure of fair value measurement of liabilities [line items]
Number of shares issued | shares									18,587,000	8,293,000	8,249,000
Exercise price of warrants | $ / shares									$ 0.8
American depositary share [Member] | Amendment and Restatement of Term Loan [Member]
Disclosure of fair value measurement of liabilities [line items]
Exercise price of warrants | $ / shares									$ 0.8
Funding amount									$ 1,500,000
Class A Ordinary shares [Member]
Disclosure of fair value measurement of liabilities [line items]
Number of shares issued | shares									371,749,000	165,866,000	164,986,000
MiCo Ltd [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan					$ 20,000,000
Borrowings, maturity					seven-year
Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan									$ 210,000	$ 210,000
Non Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan									91,263,000	55,177,000
Exchangeable Senior Notes [Member]
Disclosure of fair value measurement of liabilities [line items]
Debt issued/repaid							$ 99,700,000
Total exchangeable notes percentage							99.70%
Cash paid to each holder							$ 86,730,000
Cash received per nominal value	$ 1						0.87
Nominal amount of debt							$ 1
Exchangeable notes discount rate							0.13
Shares consideration	$ 6,100,000
Extinguishment of debt									83,200,000
Loss on disposal									9,700,000
Exchangeable Senior Notes [Member] | American depositary share [Member]
Disclosure of fair value measurement of liabilities [line items]
Shares consideration | shares							1,066,600
Shares amount representing companies ADS | $ / shares							$ 0.4
Exchangeable Senior Notes [Member] | Class A Ordinary shares [Member]
Disclosure of fair value measurement of liabilities [line items]
Shares consideration | shares							21,332,000
Exchangeable Senior Notes [Member] | Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan									210,000	210,000	$ 210,000
Senior Secured Term Loan [Member]
Disclosure of fair value measurement of liabilities [line items]
Loan, interest rate basis								the Company negotiated a 2.5% reduction in the base interest rate on its term loan facility, lowering the rate from 11.25% to 8.75%.
Senior Secured Term Loan [Member] | Perceptive Credit Holdings Iii, Lp [Member]
Disclosure of fair value measurement of liabilities [line items]
Face amount of loan											$ 81,300,000
Loan, interest rate basis											The Term Loan is secured by a charge over the Group’s assets. The 48-month Term Loan was originally due to expire in January 2026, however this has since been amended to a maturity date of July 2026. The loan accrues interest at an annual rate equal to 11.25% plus the greater of (a) one-month LIBOR (later changed to the Term SOFR Reference Rate effective from October 28, 2022) and (b) one percent per annum, and interest is payable monthly in arrears in cash.
Senior Secured Term Loan [Member] | Perceptive Credit Holdings Iii, Lp [Member] | Warrant reserve [member]
Disclosure of fair value measurement of liabilities [line items]
Number of shares issued | shares											500,000
Exercise price of warrants | $ / shares											$ 6.5
Senior Secured Term Loan [Member] | Non Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan									72,391,000	40,109,000
Derivative financial assets									200,000	200,000
Derivative financial liabilities									1,700,000	500,000
Accretion interest accrued									2,400,000	1,100,000
Fair value of derivative financial asset									200,000	200,000
Fair value of derivative financial liability									1,700,000	500,000
7-year Convertible Note [Member] | MiCo Ltd [Member]
Disclosure of fair value measurement of liabilities [line items]
Face amount of loan					$ 45,200,000
Principal amount loaned					20,000,000
Equity investment					$ 25,200,000
Description of conversion					The convertible note has an interest rate of 1.5%. The convertible note mandatorily converts into ADSs if the volume weighted average price of the Company’s ADSs is at or above US$16.20 for any five consecutive NASDAQ trading days.
7-year Convertible Note [Member] | Non Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan									15,401,000	14,542,000	$ 13,746,000
Accretion interest									(859,000)	(796,000)
Convertible Note [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan									15,400,000	14,500,000
Accretion interest									900,000	800,000
Equity component at date of issue									6,700,000
Convertible Note [Member] | Non Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan									$ 15,401,000	14,542,000
Amended and restated senior secured term loan credit facility [Member]
Disclosure of fair value measurement of liabilities [line items]
Debt issued/repaid						$ 34,500,000
Outstanding principal term loan				$ 20,000,000
Face amount of loan				$ 5,000,000
Number of warrants repriced | shares				500,000
Exercise price of warrants | $ / shares				$ 5.36
Payment of penalty										$ 3,500,000
Initial exercise price of warrants or rights | $ / shares				$ 6.5
Amended and restated senior secured term loan credit facility [Member] | Non Current Liabilities [Member]
Disclosure of fair value measurement of liabilities [line items]
Remaining amount of loan		26,000
Derivative financial liabilities		$ 1,200,000
Sale of Fitzgerald Industries [Member]
Disclosure of fair value measurement of liabilities [line items]
Debt issued/repaid			$ 900,000
Face amount of loan			10,100,000
Proceeds from sale of business			$ 11,000,000